MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2015
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
NOTE 4 - MARKETABLE SECURITIES

Marketable securities as of December 31, 2015 consist mainly of debt and equity securities. These securities are classified as available-for-sale and are recorded at fair value. Changes in fair value, net of taxes (if applicable), are reflected in other comprehensive loss. Realized gains and losses on sales of the securities, as well as premium or discount amortization, are included in the consolidated statement of operations as finance income or expenses.

The following table sets forth the Company's marketable securities:

	December 31
	2015	2014
Israeli mutual funds	$1,977	$7,062
Certificates of deposit	35,627	-
Municipal and agency bonds	19,143	-
Total	$56,747	$7,062

At December 31, 2015 and 2014, the fair value, cost and gross unrealized holding gains of the securities owned by the Company were as follows:

	December 31, 2014
	Fair value	Cost	Gross unrealized holding loss	Gross unrealized holding gains
Israeli mutual funds	$7,062	$7,141	$83	$4

	December 31, 2015
	Fair value	Cost or Amortized cost	Gross unrealized holding loss	Gross unrealized holding gains
Israeli mutual funds	$1,977	$1,978	$3	$2
Certificates of deposit	35,627	35,703	79	3
Municipal and agency bonds	19,143	19,191	49	1
Total	$56,747	$56,872	$131	$6

As of December 31, 2015 the unrealized losses attributed to the Company's marketable securities were primarily due to credit spreads and interest rate movements. The Company has considered factors regarding other than temporary impaired securities and determined that there are no securities with impairment that is other than temporary as of December 31, 2015 and 2014.

During the year ended December 31, 2015 the Company received proceeds of $22,502 upon sale and maturity of marketable securities.

As of December 31, 2015, the Company's debt securities had the following maturity dates:

Market value
Due within one year	$22,485
1 to 2 years	27,046
2 to 3 years	5,239
Total	$54,770

Refer to note 7 and note 3 regarding the liens on the Company's securities.